Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Derivatives assets	₩ 223,771	₩ 66,558
Debt securities	121,122	157,895
Deposit instruments	2,558,946	2,709,171
Short-term financial instruments	8,006,081	10,514,093
Other current financial assets	10,909,920	13,447,717
Non-current
Derivatives assets	136,224	182,538
Equity securities	1,462,088	1,466,061
Debt securities	78,901	3,968
Other Securities	632,469	430,998
Deposit instruments	22,856	36,109
Other non current financial assets	₩ 2,332,538	₩ 2,119,674